Distribution Date:	01/18/23	WFRBS Commercial Mortgage Trust 2012-C9
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Administrator	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92930RAA0	0.673000%	86,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92930RAB8	1.829000%	110,387,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92930RBB7	2.870000%	444,199,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92930RBD3	2.445000%	96,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92930RAC6	3.388000%	93,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.13%
B	92930RAD4	3.840000%	64,485,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.00%
C	92930RAE2	4.543000%	36,849,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	11.50%
D	92930RAJ1	4.915179%	42,112,000.00	24,379,167.53	10,675,810.19	99,856.65	0.00	0.00	10,775,666.84	13,703,357.34	85.07%	7.50%
E	92930RAK8	4.915179%	21,057,000.00	21,057,000.00	0.00	63,193.52	0.00	0.00	63,193.52	21,057,000.00	62.12%	5.50%
F	92930RAL6	4.915179%	19,740,000.00	19,740,000.00	0.00	0.00	0.00	0.00	0.00	19,740,000.00	40.61%	3.63%
G	92930RAM4	4.915179%	38,165,081.66	36,862,468.60	0.00	0.00	0.00	(402,497.20)	0.00	37,264,965.80	0.00%	0.00%
V	92930RAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92930RAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,052,815,081.66	102,038,636.13	10,675,810.19	163,050.17	0.00	(402,497.20)	10,838,860.36	91,765,323.14

X-A	92930RAF9	4.915179%	830,407,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92930RAG7	4.915179%	101,334,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			931,741,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					10,675,810.19	163,050.17	0.00	(402,497.20)	10,838,860.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92930RAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92930RAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92930RBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92930RBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92930RAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92930RAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	92930RAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	92930RAJ1	578.91260282	253.50993042	2.37121604	0.00000000	0.00000000	0.00000000	0.00000000	255.88114647	325.40267240
E	92930RAK8	1,000.00000000	0.00000000	3.00106948	1.09491333	1.09491333	0.00000000	0.00000000	3.00106948	1,000.00000000
F	92930RAL6	1,000.00000000	0.00000000	0.00000000	4.09598278	4.09598278	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92930RAM4	965.86898276	0.00000000	0.00000000	3.95618281	15.83822237	0.00000000	(10.54621614)	0.00000000	976.41519890
V	92930RAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92930RAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92930RAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92930RAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	12/01/22 - 12/30/22	30	0.00	99,856.65	0.00	99,856.65	0.00	0.00	0.00	99,856.65	0.00
E	12/01/22 - 12/30/22	30	0.00	86,249.11	0.00	86,249.11	23,055.59	0.00	0.00	63,193.52	23,055.59
F	12/01/22 - 12/30/22	30	0.00	80,854.70	0.00	80,854.70	80,854.70	0.00	0.00	0.00	80,854.70
G	12/01/22 - 12/30/22	30	453,479.01	150,988.04	0.00	150,988.04	150,988.04	0.00	0.00	0.00	604,467.05
Totals			453,479.01	417,948.50	0.00	417,948.50	254,898.33	0.00	0.00	163,050.17	708,377.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	10,838,860.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	421,748.35	Master Servicing Fee	176.93
Interest Reductions due to Nonrecoverability Determination	(374,950.56)	Certificate Administration Fee	336.53
Interest Adjustments	136,854.80	Trustee Fee	41.30
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	162.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	183,652.59	Total Fees	717.31

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	(319.79)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,861,092.48	Special Servicing Fees (Monthly)	(37,001.45)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	(814,717.71)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	55,704.21
Total Principal Collected	9,861,092.48	Total Expenses/Reimbursements	(796,334.74)

		Interest Reserve Deposit	1,502.14

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	163,050.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,675,810.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,838,860.36
Total Funds Collected	10,044,745.07	Total Funds Distributed	10,044,745.07

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	102,038,636.13	102,038,636.13	Beginning Certificate Balance	102,038,636.13
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	10,675,810.19
(-) Unscheduled Principal Collections	9,861,092.48	9,861,092.48	(-) Realized Losses	(402,497.20)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	412,220.51
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(814,717.71)
(-) Realized Losses from Collateral	412,220.51	412,220.51	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	91,765,323.14	91,765,323.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	102,320,736.65	102,320,736.65	Ending Certificate Balance	91,765,323.14
Ending Actual Collateral Balance	91,765,323.21	91,765,323.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	(814,717.71)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	0	0.00	0.00%	0	0.0000	0.000000
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 14,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
14,000,001 to 19,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to2.30	0	0.00	0.00%	0	0.0000	0.000000
19,000,001 to 29,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or Greater	0	0.00	0.00%	0	0.0000	0.000000
29,000,001 to 49,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
49,000,001 to 69,000,000	0	0.00	0.00%	0	0.0000	0.000000
69,000,001 or Greater	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Virginia	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
							Retail	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
							Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	91,765,323.14	100.00%	(3)	4.7450	1.650000	4 months or greater	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	91,765,323.14	100.00%	(3)	4.7450	1.650000	Interest Only	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000				None
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
	Totals	1	91,765,323.14	100.00%	(3)	4.7450	1.650000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	440000153	RT	North Chesterfield	VA	Actual/360	4.745%	0.00	0.00	0.00	N/A	10/01/22	--	91,765,323.14	91,765,323.14	12/01/22
27	310915789	LO	Houston	TX	Actual/360	5.290%	183,652.59	9,861,092.48	0.00	N/A	09/01/22	--	10,273,312.99	0.00	01/01/23
Totals							183,652.59	9,861,092.48	0.00				102,038,636.13	91,765,323.14

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,203,754.47	9,092,447.40	01/01/22	09/30/22	12/12/22	117,740.02	0.00	0.00	0.00	0.00	0.00
27	205,637.00	356,012.00	01/01/22	09/30/22	--	0.00	291,963.36	0.00	0.00	0.00	(814,717.71)
Totals	12,409,391.47	9,448,459.40				117,740.02	291,963.36	0.00	0.00	0.00	(814,717.71)

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	310915789	9,861,092.48	Disposition	0.00	0.00
Totals		9,861,092.48		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	9,861,092.48	4.745000%	4.468850%	(3)
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,273,312.99	0	0.00	0	0.00	0	0.00	4.799871%	4.523721%	(2)
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,273,312.99	0	0.00	0	0.00	0	0.00	4.799758%	4.523608%	(1)
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,273,312.99	0	0.00	0	0.00	0	0.00	4.799542%	4.523392%	0
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,273,312.99	0	0.00	0	0.00	2	6,551,445.46	4.797216%	4.758003%	1
08/17/22	0	0.00	0	0.00	1	10,308,175.34	0	0.00	1	10,308,175.34	0	0.00	0	0.00	3	35,212,902.23	4.846479%	4.807567%	2
07/15/22	0	0.00	0	0.00	1	10,342,879.60	0	0.00	1	10,342,879.60	0	0.00	0	0.00	7	85,339,777.33	4.862438%	4.825800%	2
06/17/22	0	0.00	0	0.00	1	10,378,944.70	0	0.00	1	10,378,944.70	0	0.00	0	0.00	7	45,407,675.06	4.846936%	4.812530%	3
05/17/22	0	0.00	0	0.00	1	10,413,328.05	0	0.00	1	10,413,328.05	0	0.00	0	0.00	3	54,688,887.19	4.851212%	4.815486%	4
04/18/22	0	0.00	0	0.00	1	10,449,083.95	0	0.00	1	10,449,083.95	0	0.00	0	0.00	0	0.00	4.842324%	4.807845%	5
03/17/22	0	0.00	0	0.00	1	10,483,149.24	0	0.00	1	10,483,149.24	0	0.00	0	0.00	1	8,240,843.69	4.841466%	4.807065%	6
02/17/22	0	0.00	0	0.00	1	10,521,677.33	0	0.00	1	10,521,677.33	0	0.00	0	0.00	1	16,408,656.03	4.840108%	4.805802%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	440000153	12/01/22	0	5	0.00	0.00	565.00	91,765,323.21	09/14/22	1
Totals					0.00	0.00	565.00	91,765,323.21

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		91,765,323	0		91,765,323	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	91,765,323	0	0	0	0	0
Dec-22	102,038,636	91,765,323	0	0	0	10,273,313
Nov-22	102,248,432	91,975,119	0	0	0	10,273,313
Oct-22	102,653,494	92,380,181	0	0	0	10,273,313
Sep-22	213,741,016	203,467,703	0	0	0	10,273,313
Aug-22	266,028,824	255,720,648	0	0	0	10,308,175
Jul-22	394,207,628	383,864,749	0	0	0	10,342,880
Jun-22	532,481,152	522,102,207	0	0	0	10,378,945
May-22	579,375,915	568,962,587	0	0	0	10,413,328
Apr-22	668,250,162	657,801,079	0	0	0	10,449,084
Mar-22	676,512,184	666,029,034	0	0	0	10,483,149
Feb-22	686,737,598	676,215,921	0	0	0	10,521,677
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000153	91,765,323.14	91,765,323.21	101,000,000.00	11/09/22	8,504,278.65	1.65000	09/30/22	10/01/22	I/O
27	310915789	0.00	-	10,500,000.00	04/01/22	315,756.00	0.43000	09/30/22	09/01/22	175
Totals		91,765,323.14	91,765,323.21	111,500,000.00		8,820,034.65

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	440000153	RT	VA	09/14/22	1

Chesterfield Mall and Towne Center is a 1,018,866-sf regional shopping mall and strip center located in Richmond, Virginia, anchored by Sears (dark; ground lease), JC Penney (ground lease), Macy's, Garden Ridge, and a TJ Maxx/Home

Goods combo store. The T owne Center Plaza is 71,843-sf and anchored by Ross. The mall was developed in 1975. As of 08-31-2022 total mall occupancy was 96.8%. Loan transferred to Special Servicer on 09-15-2022 due to Imminent

Monetary Default (Balloon/Maturity Default). Borrower notified Lender that they are unable to pay off the Loan at Maturity (10-01-2022). Additionally, Borrower has requested a forbearance. Special Servicer will dual-track legal remedies and/or

Deed-in-lieu with any workout discussions.
27	310915789	LO	TX	10/20/20	7

REO Title Date: 8/3/2021. Description of Collateral: The subject property is flagged as a Homewood Suites by Hilton. Current Franchise Agreement expires in March 2029. Consists of the fee simple interest in a 2.36-acre site located along

Wortham Center D rive proximate to US-290 and SH-6 in Houston, TX. The site is improved with a four-story, 123-room Homewood Suites extended stay hotel that opened in 2009 and contains approximately 83,820 SF of gross building area.

Amenities include an outdoorpool, sport court, fitness center, sundry shop, and approximately 1,000 sf of dedicated meeting space. Companion Loan - no. Deferred Maintenance / Repair Issues: Recent flood damage caused by pipe burst in Feb

2021 damaged 4 floors and hotel had to be evacuated. We received insurance proceeds and work is underway, PM is overseeing. Property most recently underwent $300K ($2.5K/key) PIP renovation to the lobby, front desk, suite shop, business center, kitchen, and dining area. Marketing Summary: The property is curr ently under contract for sale after trading in the Oct Gen 2 auction.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	440000154	18,076,387.16	4.77000%	18,076,387.16 4.77000%		10	07/28/20	08/01/20	09/11/20
18	100100018	0.00	5.08000%	0.00	5.08000%	8	09/30/20	08/01/20	--
27	310915789	0.00	5.29000%	0.00	5.29000%	10	08/31/20	06/06/20	10/13/20
37	416000061	8,026,328.46	4.97000%	8,026,328.46 4.97000%		8	04/22/21	04/22/21	--
Totals		26,102,715.62		26,102,715.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000144 02/16/18	35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70	0.95%
27	310915789 01/18/23	10,273,312.99	10,500,000.00	11,675,849.20	1,360,468.86	11,221,561.34	9,861,092.48	412,220.51	0.00	0.00	412,220.51	3.03%
37	416000061 10/17/22	7,607,480.18	7,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		10,273,312.99	10,500,000.00	11,675,849.20	1,360,468.86	11,221,561.34	9,861,092.48	412,220.51	0.00	0.00	412,220.51
Cumulative Totals		52,916,099.30	84,500,000.00	48,278,209.15	2,616,184.15	47,823,921.29	45,207,737.14	791,107.72	0.00	(108.49)	791,216.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000144	01/17/19	0.00	0.00	378,995.70	0.00	0.00	108.49	0.00	0.00	378,995.70
		02/16/18	0.00	0.00	378,887.21	0.00	0.00	378,887.21	0.00	0.00
27	310915789	01/18/23	0.00	0.00	412,220.51	0.00	0.00	412,220.51	0.00	(814,717.71)	(402,497.20)
37	416000061	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	412,220.51	0.00	0.00	412,220.51	0.00	(814,717.71)	(402,497.20)
Cumulative Totals			0.00	0.00	791,216.21	0.00	0.00	791,216.21	0.00	(814,717.71)	(23,501.50)

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,755.03	0.00	0.00	0.00	0.00	374,950.56	0.00	0.00	0.00	0.00
27	(136,854.80)	0.00	(56,756.48)	0.00	0.00	0.00	0.00	0.00	(319.79)	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	704.21	0.00
Total	(136,854.80)	0.00	(37,001.45)	0.00	0.00	0.00	0.00	374,950.56	(319.79)	0.00	704.21	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		201,478.73

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Supplemental Notes
None

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